Segment Reporting - Schedule of Financial Information Including Segment Expenses (Details) - Chief Operating Decision Maker (CODM) [Member]	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Revenue
Total revenue	$ 3,734,033	$ 2,935,791	$ 4,961,318
Cost of revenue
Total cost of revenue	(2,904,816)	(2,283,840)	(3,632,390)
Gross profit	829,217	651,951	1,328,928
Operating expenses
Staff expenses	(575,997)	(452,863)	(379,607)
Depreciation and amortization	(23,811)	(18,721)	(14,049)
Lease expenses	(99,916)	(78,556)	(79,916)
Medical and insurance expenses	(101,413)	(79,733)	(32,064)
Transport and entertainment	(20,694)	(16,270)	(40,792)
Professional fees	(323,693)	(254,495)	(365,297)
Provision for fines and charges			(15,225)
Bad debt written off	(183,732)	(144,455)
Other miscellaneous expenses	(26,175)	(20,581)	(27,416)
Total operating expenses	(1,355,431)	(1,065,674)	(954,366)
Income (loss) from operations	(526,214)	(413,723)	374,562
Other income (expenses)
Interest expenses, net	(51,346)	(40,370)	(53,874)
Other income	56,587	44,490	2,789
Total other (expense) income, net	5,241	4,120	(51,085)
Income (loss) before income taxes	(520,973)	(409,603)	323,477
Income tax (expenses) benefit	12,860	10,111	(76,053)
Net income (loss)	(508,113)	(399,492)	247,424
Commercial customers {Member]
Revenue
Total revenue	719,903	566,006
Residential customers {Member]
Revenue
Total revenue	3,014,130	2,369,785	4,961,318
Subcontracting costs {Member]
Cost of revenue
Total cost of revenue	(787,515)	(619,164)	(1,669,193)
Material costs {Member]
Cost of revenue
Total cost of revenue	(907,026)	(713,127)	(782,421)
Labor costs {Member]
Cost of revenue
Total cost of revenue	(573,620)	(450,995)	(661,511)
Equipment rental and site costs {Member]
Cost of revenue
Total cost of revenue	(261,592)	(205,670)	(179,074)
Other direct costs {Member]
Cost of revenue
Total cost of revenue	$ (375,063)	$ (294,884)	$ (340,191)